SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Trade creditors	$ 3,772	$ 5,562
Accrued expenses	1,820	1,081
Other payables	120	297
Accounts payable and accrued liabilities	$ 5,712	$ 6,940